PROPERTY AND EQUIPMENT (Details) - Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years	7 years